THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 99.6%

	Shares	Value
Canada — 1.6%
Canadian Pacific Railway	22,215	$1,833,626

Denmark — 2.6%
Novo Nordisk ADR	26,900	2,987,245

France — 2.6%
LVMH Moet Hennessy Louis Vuitton ADR	21,365	3,046,222

Netherlands — 1.9%
ASML Holding, Cl G	3,410	2,277,641

Switzerland — 1.6%
Nestle ADR	14,283	1,858,218

United States — 89.3%

Communication Services — 11.3%
Alphabet, Cl C *	2,500	6,982,475
Comcast, Cl A	43,491	2,036,249
Meta platforms, Cl A *	15,620	3,473,263
Netflix *	2,000	749,180

		13,241,167

Consumer Discretionary — 9.0%
Amazon.com *	1,860	6,063,507
Marriott International, Cl A *	8,475	1,489,481
McDonald’s	5,803	1,434,966
NIKE, Cl B	11,415	1,536,002

		10,523,956

Consumer Staples — 8.9%
Altria Group	12,492	652,707
Coca-Cola	36,282	2,249,484
Estee Lauder, Cl A	11,547	3,144,479
PepsiCo	11,345	1,898,926
Philip Morris International	21,024	1,974,995
Procter & Gamble	4,000	611,200

		10,531,791

Energy — 5.6%
Chevron	17,622	2,869,390

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2022
(Unaudited)

COMMON STOCK†† — continued

	Shares	Value

United States — (continued)

Energy — (continued)
Enterprise Products Partners (A)	28,300	$730,423
Hess	27,500	2,943,600

		6,543,413

Financials — 10.3%
Berkshire Hathaway, Cl B *	1,744	615,475
BlackRock, Cl A	3,750	2,865,637
Intercontinental Exchange	18,650	2,464,038
JPMorgan Chase	17,419	2,374,558
Progressive Corp	9,290	1,058,967
S&P Global	6,493	2,663,299

		12,041,974

Health Care — 8.8%
Abbott Laboratories	23,640	2,798,031
Intuitive Surgical *	5,055	1,524,992
Johnson & Johnson	6,650	1,178,580
UnitedHealth Group	7,960	4,059,361
Zoetis, Cl A	4,490	846,769

		10,407,733

Industrials — 4.6%
Otis Worldwide	6,760	520,182
Raytheon Technologies	9,501	941,264
Union Pacific	9,618	2,627,734
Verisk Analytics, Cl A	6,285	1,348,950

		5,438,130

Information Technology — 27.5%
Adobe *	2,925	1,332,688
Apple	44,916	7,842,783
Automatic Data Processing	3,350	762,259
Broadridge Financial Solutions	3,580	557,442
Intuit	3,150	1,514,646
Mastercard, Cl A	5,635	2,013,836
Microsoft	32,525	10,027,783
Texas Instruments	22,836	4,189,949
Visa, Cl A	17,775	3,941,962

		32,183,348

Materials — 3.3%
Air Products and Chemicals	10,144	2,535,087

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2022
(Unaudited)

COMMON STOCK†† — continued

	Shares	Value

United States — (continued)

Materials — (continued)
Sherwin-Williams	5,525	$1,379,151

		3,914,238

		104,825,750

TOTAL COMMON STOCK (Cost $39,598,553)		116,828,702

SHORT-TERM INVESTMENT(B) — 0.2%

First America Government Obligations Fund, Cl X, 0.030%, 0.030% (Cost $213,491)	213,491	213,491

TOTAL INVESTMENTS— 99.8% (Cost $39,812,044)		$117,042,193

Percentages are based on Net Assets of $117,334,728.

*	Non-income producing security.
††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered a Master Limited Partnership. At March 31, 2022, such securities amounted to $730,423, or 0.6% of Net Assets.
(B)	Rate shown is the 7-day effective yield as of March 31, 2022.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-

3